Employee Benefits (Details 4)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Discount rate - addition of 0.5%	37 years	29 years
Rate of future salary increases - addition of 0.5%	27 years	40 years
Rate of employees leaving - addition of 5.0%	12 years	17 years